Accounts Payable and Accrued Liabilities	6 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities

5. Accounts payable and accrued liabilities

	December 31, 2024 (restated)	June 30, 2024
Trade payable	$5,613,190	$3,172,403
Due to related parties	56,708	404,426
Payroll liabilities	898,615	1,408,358
Accrued liabilities and other payables	1,115,682	938,934
Accrued settled fee for Business Combination	2,300,000	-
	$9,984,195	$5,924,121

As at December 31, 2024, $418,562 (June 30, 2024 - $220,526) was related to severance and included in payroll liabilities.

Included in accrued liabilities and other payables is an amount owing for the surrender and settlement of the Damon Motors lease of a Surrey, British Columbia manufacturing facility of $225,947 as of December 31, 2024 (June 30, 2024 - $237,452). Also see Note 18.